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Form 13F Report for the Calendar Year or Quarter: 9/30/2006

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Horizon Bancorp
Address:   515 Franklin Square
           Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:    James H. Foglesong
Title:   Chief Financial Officer
Phone:   219-873-2608

Signature, Place, and Date of Signing:


/s/ James H. Foglesong, Chief Financial Officer   Michigan City, IN   10/26/2006
-----------------------------------------------          Place            Date

Report Type (check only one):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment
                                                   Management

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Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            51

Form 13F Information Table Value Total:   $34,061,225

List of Other Included Managers:          Horizon Trust & Investment Management

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
                                                                       INVESTMENT
                                                                     DIRECTION (6)
                                                                -----------------------               VOTING AUTHORITY (8)
                                                        SHARES/         SHARED- SHARED-    OTHER     ----------------------
NAME OF ISSUER (1)       TYPE (2) CUSIP (3)  MARKET (4)  PV (5)   SOLE  DEFINED  OTHER  MANAGERS (7)   SOLE  SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
Aflac Inc.                 Equity 001055102      851273   18603    9243    9360     0                   6497     0    12106
AT & T Inc                 Equity 00206R102      220399    6769       0    6769     0                      0     0     6769
Alltel Corp                Equity 020039103      419414    7557    3308    4249     0                   2692     0     4865
Altria Group, Inc.         Equity 02209S103      742382    9698     200    9498     0                    850     0     8848
American Express Company   Equity 025816109      594504   10601       0   10601     0                      0     0    10601
Ametek Inc                 Equity 031100100      546553   12550       0   12550     0                      0     0    12550
Amgen Inc                  Equity 031162100      649850    9085    4306    4779     0                   3000     0     6085
Apache Corp                Equity 037411105      554074    8767    4047    4720     0                   2830     0     5937
BP Amoco PLC, ADR's        Equity 055622104     1723508   26281     250   26031     0                   1200     0    25081
Bank America Corp          Equity 060505104     1322536   24688    8943   15745     0                   6821     0    17867
Bellsouth Corp             Equity 079860102      238118    5570       0    5570     0                    692     0     4878
Berkshire Hathaway Inc
   Del Cl A                Equity 084670108      287400       3       0       3     0                      0     0        3
Berkshire Hathaway, Inc.
   Cl B                    Equity 084670207      533232     168      20     148     0                     17     0      151
Chevron Corporation        Equity 166764100     1208731   18636    7514   11122     0                   6183     0    12453
Conagra Inc                Equity 205887102      256159   10464    5182    5282     0                   3697     0     6767
DNP Select Income Fund
   Inc.                    Equity 23325P104      790741   73901       0   73901     0                  10250   600    63051
Du Pont DE Nemours         Equity 263534109      543597   12689    5001    7688     0                   4347     0     8342
Exxon Mobil Corp           Equity 30231G102      920545   13719       0   13719     0                   2000     0    11719
Fifth Third Bancorp        Equity 316773100      279736    7346       0    7346     0                      0     0     7346
General Electric Company   Equity 369604103     1335576   37835   11032   26803     0                  16165     0    21670
Home Depot Incorporated    Equity 437076102      689964   19023    8297   10726     0                   5754     0    13269
Hubbell Inc Cl B           Equity 443510201      262253    5475       0    5475     0                      0     0     5475
International Business
   Machines Corp           Equity 459200101      771137    9411    3607    5804     0                   2462     0     6949
Ishares Goldman Sachs
   Tech I                  Equity 464287549     1703138   35423   17167   18256     0                  12366     0    23057
Johnson & Johnson          Equity 478160104      882340   13587    4600    8987     0                   6285     0     7302
L-3 Communications
   Holdings, Inc.          Equity 502424104      824658   10528    4743    5785     0                   3698     0     6830
Medtronic Inc              Equity 585055106      701430   15104    7140    7964     0                   5288     0     9816
Microsoft Corporation      Equity 594918104      485298   17744    7416   10328     0                   5837     0    11907
Moody's Corp               Equity 615369105      313824    4800       0    4800     0                      0     0     4800
Omnicom Group Inc          Equity 681919106      705182    7534    3649    3885     0                   2617     0     4917
Paychex, Inc               Equity 704326107      416221   11295    5847    5448     0                   3854     0     7441
Pepsico Inc                Equity 713448108      861563   13202    5369    7833     0                   5635     0     7567
Pfizer Inc.                Equity 717081103      809253   28535   11624   16911     0                   7989     0    20546
Qualcomm Inc               Equity 747525103      400722   11024    5150    5874     0                   3606     0     7418
Royal Dutch Shell
   PLC-ADR A               Equity 780259206      266053    4025     300    3725     0                    575     0     3450
Energy Select Sector
   SPDR                    Equity 81369Y506      685122   12818    6573    6245     0                   4472     0     8346
Utilities Select Sector
   SPDR                    Equity 81369Y886      859403   25284   11921   13363     0                   8600     0    16684
Starbucks Corp             Equity 855244109      652262   19156    9499    9657     0                   6586     0    12570

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
Vanguard Consumer
   Discretionary ETF       Equity 92204A108      202726    3658    1940    1718     0                   1234     0     2424
Vanguard Consumer
   Staples ETF             Equity 92204A207      233820    3764    1971    1793     0                   1331     0     2433
Vanguard Financial ETF     Equity 92204A405      788179   12818    6651    6167     0                   4568     0     8250
Vanguard Health Care ETF   Equity 92204A504      372229    6573    3445    3128     0                   2238     0     4335
Vanguard Industrials ETF   Equity 92204A603      675436   10940    5713    5227     0                   3781     0     7159
Vanguard Materials ETF     Equity 92204A801      335288    5252    2679    2573     0                   1865     0     3387
Vanguard Telecom Service
   ETF                     Equity 92204A884      311357    4554    2452    2102     0                   1533     0     3021
Wachovia Corp              Equity 929903102     1009757   18096    8547    9549     0                   6071     0    12025
Wal-Mart Stores Inc        Equity 931142103      780094   15817    7016    8801     0                   5121     0    10696
Walgreen CO                Equity 931422109      782995   17639    5133   12506     0                   4026     0    13613
Wellpoint Inc              Equity 94973V107      215124    2792     400    2392     0                    946     0     1846
Wells Fargo & CO New       Equity 949746101     1573287   43485   13243   30242     0                  13128     0    30357
Whirlpool Corp             Equity 963320106      472782    5621     105    5516     0                      0     0     5621
                                            ----------- ------- ------- -------   ---                -------   ---  -------
                                            $34,061,225 729,907 231,243 498,664     0                198,707   600  530,600
                                            =========== ======= ======= =======   ===                =======   ===  =======